PROVISIONS - General information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Legal proceedings provision	$ 192,526	$ 217,689
Non legal related	910,145	865,594
Total for all subsidiaries [member]
Disclosure of other provisions [line items]
Non legal related	84,872	67,625
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	177,527	241,431
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	15,532	29,207
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	27,125	28,138
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Legal proceedings provision	149,869	160,344
Non legal related	910,145	865,594
Miscellaneous other provisions [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	131,962	152,017
Non legal related	274,318	283,568
Miscellaneous other provisions [member] | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	306,643	310,044
Provision for recognition of additional costs
Disclosure of other provisions [line items]
Legal proceedings provision	85,676	15,923
Provision for recognition of additional costs | Proyectos y Desarrollos Viales del Pacifico S.A.S.
Disclosure of other provisions [line items]
Legal proceedings provision	0	42,358
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Non legal related	86,222	75,808
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Non legal related	$ 72,414	$ 70,268